INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 205,066		¥ 151,376
Less: Accumulated amortization	(60,254)		(46,839)
Total	144,812	$ 22,355	104,537
Non-compete agreement
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, gross	400		400
Favorable lease agreements
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, gross	120,661		79,378
Purchased software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, gross	44,405		35,298
Brand name [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, gross	28,600		28,600
Franchise Agreements [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 11,000		¥ 7,700